Nature of the Business and Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Total	100.00%	100.00%
Omagine [Member]
Noncontrolling Interest [Line Items]
Total	60.00%	60.00%
RCA [Member]
Noncontrolling Interest [Line Items]
Total	25.00%	25.00%
CCC-Panama [Member]
Noncontrolling Interest [Line Items]
Total	10.00%	10.00%
CCC-Oman [Member]
Noncontrolling Interest [Line Items]
Total	5.00%	5.00%